Reconciliation of Unrecognized Tax Benefits (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning Balance	$ 136	7,412	6,999
Increase on account of business combinations			64
Increases related to current year tax positions	5	272	347
Decreases related to prior year tax positions	(1)	(64)	(26)
Foreign currency translation		5	28
Ending Balance	$ 140	7,625	7,412